Sales and other operating revenues	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Sales and other operating revenues	Sales and other operating revenues

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2025	2024	2025	2024
By segment
gas & low carbon energy	9,172	5,809	19,950	14,484
oil production & operations	6,053	6,659	12,555	13,091
customers & products	37,449	41,100	73,612	80,995
other businesses & corporate	539	526	1,023	1,132
	53,213	54,094	107,140	109,702

Less: sales and other operating revenues between segments
gas & low carbon energy	337	371	1,068	641
oil production & operations	5,818	5,982	11,636	11,895
customers & products	(55)	25	(13)	318
other businesses & corporate	486	417	917	669
	6,586	6,795	13,608	13,523

External sales and other operating revenues
gas & low carbon energy	8,835	5,438	18,882	13,843
oil production & operations	235	677	919	1,196
customers & products	37,504	41,075	73,625	80,677
other businesses & corporate	53	109	106	463
Total sales and other operating revenues	46,627	47,299	93,532	96,179

By geographical area
US	18,890	20,340	37,979	40,198
Non-US	36,233	36,832	71,934	76,040
	55,123	57,172	109,913	116,238
Less: sales and other operating revenues between areas	8,496	9,873	16,381	20,059
	46,627	47,299	93,532	96,179

Revenues from contracts with customers
Sales and other operating revenues include the following in relation to revenues from contracts with customers:
Crude oil	421	538	836	1,086
Oil products	28,572	32,548	55,734	62,388
Natural gas, LNG and NGLs	6,049	4,987	13,312	10,738
Non-oil products and other revenues from contracts with customers	3,697	3,108	7,330	6,036
Revenue from contracts with customers	38,739	41,181	77,212	80,248
Other operating revenues(a)	7,888	6,118	16,320	15,931
Total sales and other operating revenues	46,627	47,299	93,532	96,179

(a)Principally relates to commodity derivative transactions including sales of bp own production in trading books.